Interim Condensed Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Research and development	$ 289	$ 168	$ 335	$ 567
General and administrative	528	315	743	580
Interest expense		18	29	49
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development	295	103	208	228
General and administrative	286	149	307	288
Interest expense		$ 12	$ 17	$ 27